Property, plant, and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 48,396	$ 44,938
Additions (i)	5,922	6,442
Disposals and impairments	(2,611)	(220)
Assets retirement obligation	(12)	324
Depreciation, depletion and amortization	(2,813)	(2,842)
Transfer to asset held for sale		(2,792)
Translation adjustment	(8,814)	2,546
Balance at end of year	39,984	48,396
Acquisition of Alianca Energia	573
Deconsolidation of VODC	(657)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	70,776	81,470
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(30,792)	(33,074)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	10,119	8,913
Disposals and impairments	(28)	(35)
Depreciation, depletion and amortization	(438)	(462)
Transfer to asset held for sale		(670)
Translation adjustment	(1,991)	578
Transfers	966	1,795
Balance at end of year	8,655	10,119
Acquisition of Alianca Energia	27
Land and buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	15,266	17,381
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(6,611)	(7,262)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,239	8,042
Disposals and impairments	(382)	(11)
Depreciation, depletion and amortization	(547)	(517)
Translation adjustment	(1,945)	574
Transfers	1,642	1,151
Balance at end of year	8,085	9,239
Acquisition of Alianca Energia	87
Deconsolidation of VODC	(9)
Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	13,539	14,858
Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,454)	(5,619)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,450	4,984
Disposals and impairments	(88)	(15)
Depreciation, depletion and amortization	(691)	(736)
Transfer to asset held for sale		(759)
Translation adjustment	(736)	214
Transfers	872	762
Balance at end of year	4,038	4,450
Acquisition of Alianca Energia	329
Deconsolidation of VODC	(98)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	9,681	10,326
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(5,643)	(5,876)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,925	7,112
Disposals and impairments	(1,636)	(7)
Assets retirement obligation	(12)	324
Depreciation, depletion and amortization	(474)	(446)
Transfer to asset held for sale		(791)
Translation adjustment	(964)	286
Transfers	715	447
Balance at end of year	4,547	6,925
Acquisition of Alianca Energia	2
Deconsolidation of VODC	(9)
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	12,715	15,663
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(8,168)	(8,738)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,612	2,475
Disposals and impairments	(8)	(13)
Depreciation, depletion and amortization	(153)	(168)
Transfer to asset held for sale		(41)
Translation adjustment	(565)	187
Transfers	202	172
Balance at end of year	2,088	2,612
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	3,643	4,435
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,555)	(1,823)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,359	1,455
Additions (i)	83	74
Depreciation, depletion and amortization	(187)	(190)
Transfer to asset held for sale		(8)
Translation adjustment		28
Balance at end of year	660	1,359
Acquisition of Alianca Energia	4
Deconsolidation of VODC	(525)
Impairment	(74)
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	1,412	2,208
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(752)	(849)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,484	2,632
Disposals and impairments	(3)	(8)
Depreciation, depletion and amortization	(323)	(323)
Transfer to asset held for sale		(2)
Translation adjustment	(409)	138
Transfers	392	47
Balance at end of year	2,192	2,484
Acquisition of Alianca Energia	51
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,801	5,391
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(2,609)	(2,907)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	11,208	9,325
Additions (i)	5,839	6,368
Disposals and impairments	(466)	(131)
Transfer to asset held for sale		(521)
Translation adjustment	(2,130)	541
Transfers	(4,789)	(4,374)
Balance at end of year	9,719	11,208
Acquisition of Alianca Energia	73
Deconsolidation of VODC	(16)
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	$ 9,719	$ 11,208